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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-6352

ING Series Fund, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21201
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2004 to September 30, 2004

ITEM 1.   REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

SEMI-ANNUAL REPORT

Funds

Semi-Annual Report

September 30, 2004

Classes A, B, C and I

Fixed Income Funds

■  ING Government Fund

■  ING Aeltus Money Market Fund

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT'S LETTER

JAMES M. HENNESSY

Dear Shareholder:

As we complete another six months of serving the needs of investors, we are pleased to see that the conclusion of the recent presidential election appears to have had a positive impact on major U.S. stock markets. With moderately low interest rates being controlled by the Federal Reserve Board, rising corporate earnings, and an increasingly optimistic job outlook, we are hopeful that the economy will continue to prosper through the end of the year.

As always, we continue to look for ways to make investing with our company more pleasant and efficient. When our clients complete a transaction with ING Funds, first and foremost, we want them to have peace of mind.

We are eager to meet these goals and we look forward to continuing to do business with you in the coming year.

Sincerely,

James M. Hennessy
President
ING Funds
November 9, 2004

MARKET PERSPECTIVE: SIX MONTHS ENDED SEPTEMBER 30, 2004

Be careful what you wish for, the ancient Chinese proverb goes, you just might get it. On the second day of the six months under review, April 2, 2004, investors received the good news they were so eagerly seeking; however, after a few days of euphoria they spent the rest of a nervous second calendar quarter wondering why the solution to one problem so often seems to usher in a new set. The news in question was, at last, a very bullish U.S. employment report, the final piece in the economic puzzle to sustain the recovery. But as the job market tightens, inflation picks up and rising interest rates cannot be far away. This kept a lid on stocks and gave bond investors one of their worst quarters in years. Then, in the third calendar quarter, rising oil prices, sagging growth, the sense that the party was drawing to a close, central banks with tightening on their minds and some distinctly odd dynamics in the Treasury market, all conspired to give investors a memorable quarter with not all memories pleasant.

Initially, as might be expected, investment grade U.S. fixed income classes bore the brunt of fears of a new cycle of rising interest rates. April's strong employment report, plus another two after that, set the tone, to the steady drumbeat of evidence that inflation was on the rise. Oil prices were surging. With the Federal Funds rate at just 1%, real interest rates were becoming more negative, an increasingly untenable situation. Federal Open Market Committee ("FOMC") Chairman Greenspan confirmed that interest rates were likely to rise close, albeit at a "measured" pace. This practically telegraphed a 0.25% Federal Funds rate increase at the FOMC meeting on June 30, 2004. When it duly arrived, bond markets recovered modestly. But the damage had been done. By the middle of our six months ended September 30, 2004 , investment grade bonds had given back practically all of their gains for 2004. And yet in the week before the increase the wind seemed to shift again. First quarter gross domestic product ("GDP") growth was revised down. Durable goods orders fell. Retailers and auto companies complained of slack sales. The Chicago Purchasing Managers' Index(1) had its largest drop in 30 years. Perhaps Greenspan's "measured" policy was right; but perhaps something else was wrong. All eyes were therefore on the employment report to be published on July 2, 2004. The report was weak and by the end of the month few doubted that the economy had stumbled. August's shocking employment report showed that just 32,000 jobs were created in July and the figures for prior months were revised down by 61,000. By now sentiment about the economy had reversed itself from the earlier optimism. Comforting words from Chairman Greenspan that the slow down was only temporary were not universally accepted. Most commentators felt it more likely that the economy had now settled down to a lower, if still positive level of activity. In a mirror image of the first few months, investment grade bonds benefited richly from perceptions of a decelerating economy with inflation in check. That was no surprise. What did surprise, however, was that this played out as the FOMC raised the Federal Funds rate twice more. Ten-year Treasury yields slipped back to early April levels, but yields on 13-week Treasury Bills followed the Federal Funds rate up. On September 22, 2004, the "spread" between the yields on Bonds and Bills reached the lowest point since June 2003. In the third calendar quarter, the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds had its best quarter's return in two years. But for the six months as a whole, the Lehman Brothers Aggregate Bond Index gained just 0.67%. The shrinking of the Treasury risk premium was carried through to high yield bonds, which performed better than the investment grade. The Lehman Brothers U.S. Corporate High Yield Bond Index(3) returned 3.84% during the semi-annual period. By the end of September, the yield curve was markedly flatter. The yield on 10-year Treasury Notes rose by 0.28% to 4.12% while the yield on 13-week Treasury Bills almost doubled, rising 0.75% to 1.67%.

Global equities had two major dips, one in each quarter, but by the six months they had lost only 0.14%, according to the MSCI World Index(4) in dollars including net reinvested dividends. Among currencies, the euro gained just under 1.0% while the pound lost nearly 2.0% as the interest rate tightening cycle in the United Kingdom seemed to be ending. The yen was the weakest of the majors, losing 5.3% against the dollar, as Japan's economic recovery decelerated sharply. In addition, sharply rising oil prices weighed on the yen, since Japan imports all of its oil, as did the prospect of slower growth in China.

The U.S. equities market showed a pattern similar to international stocks, dipping in each quarter, but with a practically neutral end result. For the six months, the Standard & Poor's ("S&P") 500 Index(5) returned -0.18% including dividends. At just over 1,100, the S&P 500 Index was trading at a price to earnings level of around 15.25 times 2005 earnings. Equities were affected by all the developments described above in the context of fixed income. Optimism on improving business conditions gave way to fears of rising interest rates

MARKET PERSPECTIVE: SIX MONTHS ENDED SEPTEMBER 30, 2004

and then further concerns about a stalled economy. In addition, stock prices were increasingly held back by soaring oil prices, which on the futures contract were reaching new records almost daily by the end of September. Corporate profits were still increasing, but the days of year over year growth above 20% were nearly over.

(1)  The Chicago Purchasing Managers' Index measures manufacturing activity in the industrial Midwest.

(2)  The Lehman Brothers Aggregate Bond Index is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(3)  The Lehman Brothers U.S. Corporate High Yield Bond Index is generally representative of corporate bonds rated below investment-grade.

(4)  The MSCI World Index reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New Zealand and the Far East - comprising approximately 1,500 securities - with values expressed in U.S. dollars.

(5)  The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month-end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING GOVERNMENT FUND

PORTFOLIO MANAGERS' REPORT

The ING Government Fund (the "Fund") seeks to provide income consistent with the preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund is managed by a team of fixed income specialists led by James B. Kauffmann, ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) - the Sub-Adviser.

Performance: For the six months ended September 30, 2004, the Fund's Class I shares, excluding sales charges, provided a total return of -0.19% compared to -0.09% for the Lehman Brothers Intermediate Government Bond Index(4).

Portfolio Specifics: Due to the increase in Treasury yields, the Lehman Brothers Intermediate Government Index returned -0.09% for the six months ended September 30, 2004. Interest rates were 103 to 28 basis points higher between two- and ten-year maturities. Over the period, the Fund was short duration and positioned for a flatter yield curve. Duration and yield curve positioning contributed to the Fund's performance, as rates were higher (with the two-year sector leading the sell-off) and the yield curve materially flatter. However, the Fund lagged the benchmark on an after fees basis. Relative to the Index, the Fund was underweight in Treasuries, neutral in agencies, with an above-index position in mortgage-backed securities. The position in mortgages enhanced relative performance as the sector provided superior returns to similar maturity Treasuries.

Current Strategy and Outlook: Uncertainty about the geo-political situation and the level and direction of energy costs present portfolio managers with a nasty set of wildcards; nevertheless, most measures of volatility remain very low. While the bond market continues to focus on the spate of mixed or softer economic releases, we do not believe that the yields on shorter maturity Treasuries fully reflect the future pace of economic activity and the rise in a number of inflation measures. Some projections place a neutral overnight rate around 4% or 5%. We are cognizant of the lagged effect of monetary policy; historically, changes in the Fed funds rate can take twelve to eighteen months to influence economic activity. But one may argue that today's domestic scene of high consumer indebtedness and increased variable rate financing augur for speedier transmission of policy changes. Consumer sentiment, employment and inflation releases, and comments from Federal Reserve officials will remain key inputs as bond market observers seek to divine the timing, frequency, and magnitude of future tightenings. Moreover, we believe the markets will move swiftly to integrate news about the macro economy into current prices, and any deviation from consensus may produce abrupt changes in interest rates and the shape of the yield curve.

Tactically, the portfolio is still short in duration in the anticipation of improving global economic fundamentals despite the recent soft patch. The Fund is underweight the front-end of the yield curve which appears most vulnerable in a tightening cycle. We are also underweight agencies, which have witnessed some rough sledding and regulatory criticism.

PORTFOLIO MANAGERS' REPORT

ING GOVERNMENT FUND

Average Annual Total Returns for the Periods Ended September 30, 2004
	1 Year	5 Year	10 Year	Since Inception of Class B March 1, 1999	Since Inception of Class C June 30, 1998
Including Sales Charge:

Class A(1)	(3.54)%	4.57%	5.43%	-	-

Class B(2)	(4.26)%	4.48%	-	4.20%	-

Class C(3)	(0.45)%	4.83%	-	-	4.25%

Class I	1.53%	5.85%	6.39%	-	-

Excluding Sales Charge:

Class A	1.28%	5.59%	5.94%	-	-

Class B	0.60%	4.81%	-	4.35%	-

Class C	0.52%	4.83%	-	-	4.25%

Class I	1.53%	5.85%	6.39%	-	-

Lehman Brothers Intermediate Government Bond Index(4)	1.90%	6.51%	6.72%	6.09%	6.08	%(5)

Based on a $1,000,000 initial investment, the graph and table above illustrate the total return of ING Government Fund against the Lehman Brothers Intermediate Government Bond Index. The Index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Adviser has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 4.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5%, 2% and 1%, respectively, for the 1 year, 5 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Lehman Brothers Intermediate Government Bond Index is an unmanaged index that includes those bonds found in the Lehman Brothers Goverment Bond Index that have a maturity of one to 9.99 years.

(5) Since inception performance for index is shown from July 1, 1998.

ING AELTUS MONEY MARKET FUND

PORTFOLIO MANAGERS' REPORT

The ING Aeltus Money Market Fund (the "Fund") seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. The Fund is managed by a team of fixed income specialists led by Jennifer J. Thompson(1), CFA, ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) - the Sub-Adviser.

Portfolio Specifics: During the six months ended September 30, 2004, the economic recovery was strong enough to convince the Federal Reserve Board ("Fed") that it could begin the process of gradually removing its highly accommodative monetary policy stance. Accordingly, it increased its Fed Funds target rate from 1.00% to 1.75%. The first move of 25 basis points came at the June 30, 2004 Federal Open Market Committee meeting ("FOMC") followed by two consecutive 25 basis point tightenings at the August and September meetings. The Fed began this tightening cycle due to a contemporaneous spike in job growth and inflation in late spring that convinced it of two things: the economic recovery reached a point that a negative shock would not derail it and that it needed to keep inflation and inflation expectations from spiraling out of control.

Though the economy hit a summer "soft patch" of slow employment growth and consumer spending, the FOMC remained bullish on the economic outlook and continued to increase rates. Economists currently estimate third-quarter real gross domestic product rebounded to approximately 4% from 3.3% in the second calendar quarter. However, by the end of the period, the persistent uptrend in oil prices raised the specter of decelerating growth going forward. Though many market participants think this will cause the FOMC to slow the pace of Fed Funds rate increases, there is little indication publicly by Fed members to support this view. The Fed Funds target rate remains low by historical standards and is still providing significant support to the economy. Going forward, however, we expect the flow of economic data to play a larger role in future FOMC meeting decisions.

To position for a rising rate environment, the Fund shifted from a barbell strategy to investing for each successive FOMC meeting date through the purchase of short-term commercial paper or floating rate notes. This strategy allowed the Fund to hedge against any underperformance associated with an unexpected increase in the size or pace of tightening. Accordingly, the Fund's weighted average maturity significantly declined and ended the period at 52 days, compared to the benchmark's weighted average maturity of 42 days. However, securities purchased early in the six-month period when the Fund utilized a barbell strategy (and had a weighted average maturity significantly longer than the peer group) increasingly weighed on performance as the Fed raised rates.

Current Strategy and Outlook: Underlying core inflation appears moderate and monetary policy still remains highly accommodative for an economy growing at a healthy pace. Nevertheless, the near-term impact on growth from higher oil prices may cause the Fed to keep its Fed Funds target rate stable for a period of time. The impact of oil prices notwithstanding, we believe the economy is fundamentally strong enough to maintain trend growth, allowing the FOMC to raise its Fed Funds target rate at a "measured pace." As a result, the Fund will likely maintain its current strategy of investing in short maturity securities and opportunistically investing in longer maturities to the extent it makes sense under various Fed Funds rate scenarios.

Principal Risk Factor(s): An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The views expressed in this report reflect those of the portfolio managers only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

(1)  Subsequent to period end, David S. Yealy, Senior Portfolio Manager, replaced Jennifer Thompson as lead of the management team of the Fund.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled ''Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING Government Fund

Expense Analysis of an investment of $1,000

	Total Return Without Sales Charges	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended September 30, 2004*
Actual Fund Return

Class A	(0.22)%	$1,000.00	$997.80	0.95%	$4.76

Class B	(0.69)	1,000.00	993.10	1.70	8.49

Class C	(0.68)	1,000.00	993.20	1.70	8.49

Class I	(0.19)	1,000.00	998.10	0.70	3.51

Hypothetical (Excluding Expenses)

Class A	5.00%	$1,000.00	$1,020.31	0.95%	$4.81

Class B	5.00	1,000.00	1,016.55	1.70	8.59

Class C	5.00	1,000.00	1,016.55	1.70	8.59

Class I	5.00	1,000.00	1,021.56	0.70	3.55

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

ING Aeltus Money Market Fund

Expense Analysis of an investment of $1,000

	Total Return Without Sales Charges	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Annualized Expense Ratio	Expenses Paid During the Six Months Ended September 30, 2004*
Actual Fund Return

Class A	0.34%	$1,000.00	$1,003.40	0.67%	$3.36

Class B	0.18	1,000.00	1,001.80	0.99	4.97

Class C	0.34	1,000.00	1,003.40	0.67	3.36

Class I	0.34	1,000.00	1,003.40	0.67	3.36

Hypothetical (Excluding Expenses)

Class A	5.00%	$1,000.00	$1,021.71	0.67%	$3.40

Class B	5.00	1,000.00	1,020.10	0.99	5.01

Class C	5.00	1,000.00	1,021.71	0.67	3.40

Class I	5.00	1,000.00	1,021.71	0.67	3.40

*  Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2004 (Unaudited)

	ING Government Fund	ING Aeltus Money Market Fund
ASSETS:

Investments in securities at value+*	$60,604,721	$-

Short-term investments at amortized cost	2,014,600	204,676,560

Repurchase agreement	8,157,000	12,009,000

Cash	2,601	7,048

Cash collateral for futures	39,150	-

Receivables:

Investment securities sold	150	-

Fund shares sold	3,000	-

Dividends and interest	854,470	405,407

Prepaid expenses	19,174	23,430

Reimbursement due from manager	874	-

Total assets	71,695,740	217,121,445

LIABILITIES:

Payable for investment securities purchased	-	2,100,000

Payable for fund shares redeemed	200	3,802

Payable upon receipt of securities loaned	2,014,600	-

Securities sold short	27,250	-

Income distribution payable	-	179,618

Payable to affiliates	46,045	87,117

Payable for director fees	991	7,128

Other accrued expenses and liabilities	62,166	336,382

Total liabilities	2,151,252	2,714,047

NET ASSETS	$69,544,488	$214,407,398

NET ASSETS WERE COMPRISED OF:

Paid-in capital	$69,149,449	$214,982,489

Undistributed net investment income (accumulated net investment loss)	(30,256)	121,334

Accumulated net realized gain (loss) on investments, foreign currencies, futures, options and swaps	543,761	(696,425)

Net unrealized depreciation on investments, foreign currencies, futures, options and swaps	(118,466)	-

NET ASSETS	$69,544,488	$214,407,398

+ Including securities loaned at value	$1,970,323	$-

* Cost of investments in securities	$60,699,500	$-

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2004 (Unaudited) (continued)

	ING Government Fund		ING Aeltus Money Market Fund
Class A:

Net assets	$49,288,266		$125,757,779

Shares authorized	100,000,000		1,000,000,000

Par value	$0.001		$0.001

Shares outstanding	4,727,792		125,990,783

Net asset value and redemption price per share	$10.43		$1.00

Maximum offering price per share	$10.95	(1)	$1.00

Class B:

Net assets	$2,337,157		$4,659,013

Shares authorized	100,000,000		1,000,000,000

Par value	$0.001		$0.001

Shares outstanding	223,936		4,660,775

Net asset value and redemption price per share(2)	$10.44		$1.00

Maximum offering price per share	$10.44		$1.00

Class C:

Net assets	$1,033,091		$5,263,031

Shares authorized	100,000,000		1,000,000,000

Par value	$0.001		$0.001

Shares outstanding	99,049		5,272,326

Net asset value and redemption price per share(2)	$10.43		$1.00

Maximum offering price per share	$10.43		$1.00

Class I:

Net assets	$16,885,974		$78,727,575

Shares authorized	100,000,000		1,000,000,000

Par value	$0.001		$0.001

Shares outstanding	1,617,365		78,877,350

Net asset value and redemption price per share	$10.44		$1.00

Maximum offering price per share	$10.44		$1.00

(1)  Maximum offering price (4.75%) is computed at 100/95.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2004 (Unaudited)

	ING Government Fund	ING Aeltus Money Market Fund
INVESTMENT INCOME:

Dividends, net of foreign taxes withheld*	$4,805	$-

Interest	1,429,982	1,511,646

Securities lending income	8,363	-

Total investment income	1,443,150	1,511,646

EXPENSES:

Investment management fees	180,351	452,093

Distribution and service fees:

Class A	64,753	-

Class B	12,233	22,657

Class C	4,336	-

Transfer agent fees	12,050	96,610

Administrative service fees	28,857	90,419

Shareholder reporting expense	13,507	35,776

Registration fees	27,574	29,163

Professional fees	13,660	17,864

Custody and accounting expense	8,781	15,720

Director fees	2,196	8,967

Miscellaneous expense	3,247	9,781

Total expenses	371,545	779,050

Less:

Net waived and reimbursed fees	37,393	15,379

Net expenses	334,152	763,671

Net investment income	1,108,998	747,975

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCIES, FUTURES, OPTIONS AND SWAPS:

Net realized gain (loss) on:

Investments	(29,786)	(51,204)

Foreign currencies	18,928	-

Futures, options and swaps	(25,723)	-

Reimbursement by affiliate for investment transaction losses	-	183,586

Net realized loss on investments, foreign currencies, futures, options and swaps	(36,581)	132,382

Net change in unrealized depreciation on:

Investments	(1,364,283)	-

Futures, options and swaps	(23,687)	-

Net change in unrealized depreciation on investments, futures, options and swaps	(1,387,970)	-

Net realized and unrealized gain (loss) on investments, foreign currencies, futures, options and swaps	(1,424,551)	132,382

Increase (decrease) in net assets resulting from operations	$(315,553)	$880,357

* Foreign taxes	$167	$-

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	ING Government Fund		ING Aeltus Money Market Fund
	Six Months Ended September 30, 2004	Year Ended March 31, 2004	Six Months Ended September 30, 2004	Year Ended March 31, 2004
FROM OPERATIONS:

Net investment income	$1,108,998	$1,832,696	$747,975	$1,340,419

Net realized gain (loss) on investments, foreign currencies, futures, options and swaps	(36,581)	1,413,560	132,382	469,691

Net change in unrealized appreciation or depreciation on investments, foreign currencies, futures, options and swaps	(1,387,970)	(1,099,889)	-	-

Net increase (decrease) in net assets resulting from operations	(315,553)	2,146,367	880,357	1,810,110

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:

Class A	(809,822)	(1,420,325)	(443,591)	(747,567)

Class B	(28,966)	(60,784)	(8,243)	(8,313)

Class C	(10,513)	(21,583)	(18,425)	(33,796)

Class I	(289,953)	(511,138)	(277,716)	(550,743)

Net realized gains:

Class A	-	(681,800)	-	-

Class B	-	(39,023)	-	-

Class C	-	(12,606)	-	-

Class I	-	(228,405)	-	-

Total distributions	(1,139,254)	(2,975,664)	(747,975)	(1,340,419)

FROM CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	6,254,203	33,657,412	59,644,092	220,188,055

Dividends reinvested	1,126,131	2,934,195	639,689	1,288,589

	7,380,334	36,591,607	60,283,781	221,476,644

Cost of shares redeemed	(13,533,140)	(47,207,509)	(85,234,699)	(316,819,388)

Net decrease in net assets resulting from capital share transactions	(6,152,806)	(10,615,902)	(24,950,918)	(95,342,744)

Net decrease in net assets	(7,607,613)	(11,445,199)	(24,818,536)	(94,873,053)

NET ASSETS:

Beginning of period	77,152,101	88,597,300	239,225,934	334,098,987

End of period	$69,544,488	$77,152,101	$214,407,398	$239,225,934

Undistributed net investment income (accumulated net investment loss) at end of period	$(30,256)	$-	$121,334	$121,334

See Accompanying Notes to Financial Statements

ING GOVERNMENT FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended September 30,	Year Ended March 31,		Five Months Ended March 31,	Year Ended October 31,
	2004	2004	2003	2002(1)(2)	2001	2000	1999
Per Share Operating Performance:

Net asset value, beginning of period	$10.62	10.73	10.13	10.70	9.94	9.86	10.29

Income (loss) from investment operations:

Net investment income	$0.16	0.24	0.27	0.13	0.46	0.55	0.48 *

Net realized and unrealized gain (loss) on investments	$(0.18)	0.05	0.68	(0.41)	0.74	0.08	(0.45)

Total from investment operations	$(0.02)	0.29	0.95	(0.28)	1.20	0.63	0.03

Less distributions from:

Net investment income	$0.17	0.27	0.28	0.15	0.44	0.55	0.46

Net realized gain on investments	$-	0.13	0.07	0.14	-	-	-

Total distributions	$0.17	0.40	0.35	0.29	0.44	0.55	0.46

Net asset value, end of period	$10.43	10.62	10.73	10.13	10.70	9.94	9.86

Total Return(3)%	(0.22)	2.74	9.52	(2.60)	12.35	6.65	0.34

Ratios and Supplemental Data:

Net assets, end of period (000's)	$49,288	55,708	60,616	24,148	24,711	11,413	6,009

Ratios to average net assets:

Net expenses after expense reimbursement(4)(5)%	0.95	0.95	0.95	0.95	0.95	0.95	0.95

Gross expenses prior to expense reimbursement(4)%	1.05	1.06	1.09	1.13	1.20	1.22	1.72

Net investment income after expense reimbursement(4)(5)%	3.05	2.23	2.62	3.08	4.55	5.65	4.75

Portfolio turnover rate %	55	330	260	167	260	139	31

	Class B
	Six Months Ended September 30,	Year Ended March 31,		Five Months Ended March 31,	Year Ended October 31,		March 1, 1999(6) to October 31,
	2004	2004	2003	2002(1)(2)	2001	2000	1999
Per Share Operating Performance:

Net asset value, beginning of period	$10.64	10.73	10.13	10.71	9.95	9.86	10.12

Income (loss) from investment operations:

Net investment income	$0.12	0.17	0.19	0.10	0.36	0.48	0.27 *

Net realized and unrealized gain (loss) on investments	$(0.19)	0.05	0.69	(0.42)	0.77	0.08	(0.27)

Total from investment operations	$(0.07)	0.22	0.88	(0.32)	1.13	0.56	0.00

Less distributions from:

Net investment income	$0.13	0.18	0.21	0.12	0.37	0.47	0.26

Net realized gain on investments	$-	0.13	0.07	0.14	-	-	-

Total distributions	$0.13	0.31	0.28	0.26	0.37	0.47	0.26

Net asset value, end of period	$10.44	10.64	10.73	10.13	10.71	9.95	9.86

Total Return(3)%	(0.69)	2.13	8.75	(2.99)	11.52	5.88	0.00

Ratios and Supplemental Data:

Net assets, end of period (000's)	$2,337	2,831	4,952	486	512	68	152

Ratios to average net assets:

Net expenses after expense reimbursement(4)(5)%	1.70	1.70	1.69	1.70	1.70	1.70	1.70

Gross expenses prior to expense reimbursement(4)%	1.80	1.81	1.84	1.88	1.95	1.97	2.47

Net investment income after expense reimbursement(4)(5)%	2.30	1.48	1.77	2.33	3.78	4.90	4.00

Portfolio turnover rate %	55	330	260	167	260	139	31

(1)  The Fund changed its fiscal year-end from October 31 to March 31.

(2)  Effective March 1, 2002, ING Investments, LLC, became the Investment Manager of the Fund and ING Investment Management Co., was appointed as Sub-Adviser.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses). Effective March 1, 2002, expenses waived or reimbursed to the Fund are subject to recoupment by ING Investments, LLC within three years.

(6)  Commencement of operations.

*  Per share data calculated using weighted average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

ING GOVERNMENT FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended September 30,	Year Ended March 31,		Five Months Ended March 31,	Year Ended October 31,
	2004	2004	2003	2002(1)(2)	2001	2000	1999
Per Share Operating Performance:

Net asset value, beginning of period	$10.63	10.73	10.12	10.69	9.93	9.85	10.29

Income (loss) from investment operations:

Net investment income	$0.12	0.18	0.19	0.11	0.38	0.47	0.40 *

Net realized and unrealized gain (loss) on investments	$(0.19)	0.03	0.70	(0.42)	0.74	0.09	(0.45)

Total from investment operations	$(0.07)	0.21	0.89	(0.31)	1.12	0.56	(0.05)

Less distributions from:

Net investment income	$0.13	0.18	0.21	0.12	0.36	0.48	0.39

Net realized gain on investments	$-	0.13	0.07	0.14	-	-	-

Total distributions	$0.13	0.31	0.28	0.26	0.36	0.48	0.39

Net asset value, end of period	$10.43	10.63	10.73	10.12	10.69	9.93	9.85

Total Return(3)%	(0.68)	2.05	8.89	(2.95)	11.50	5.89	(0.46)

Ratios and Supplemental Data:

Net assets, end of period (000's)	$1,033	1,131	2,330	511	705	129	124

Ratios to average net assets:

Net expenses after expense reimbursement(4)(5)%	1.70	1.70	1.70	1.70	1.70	1.70	1.70

Gross expenses prior to expense reimbursement(4)%	1.80	1.81	1.85	1.88	1.95	1.97	2.47

Net investment income after expense reimbursement(4)(5)%	2.30	1.45	1.77	2.33	3.79	4.90	4.00

Portfolio turnover rate %	55	330	260	167	260	139	31

	Class I
	Six Months September 30,	Ended March 31,		Five Months Year Ended March 31,	Ended Year Ended October 31,
	2004	2004	2003	2002(1)(2)	2001	2000	1999
Per Share Operating Performance:

Net asset value, beginning of period	$10.64	10.74	10.14	10.71	9.94	9.86	10.29

Income (loss) from investment operations:

Net investment income	$0.17	0.27	0.31	0.14	0.49	0.57	0.51 *

Net realized and unrealized gain (loss) on investments	$(0.19)	0.05	0.67	(0.41)	0.74	0.09	(0.45)

Total from investment operations	$(0.02)	0.32	0.98	(0.27)	1.23	0.66	0.06

Less distributions from:

Net investment income	$0.18	0.29	0.31	0.16	0.46	0.58	0.49

Net realized gain on investments	$-	0.13	0.07	0.14	-	-	-

Total distributions	$0.18	0.42	0.38	0.30	0.46	0.58	0.49

Net asset value, end of period	$10.44	10.64	10.74	10.14	10.71	9.94	9.86

Total Return(3)%	(0.19)	3.09	9.76	(2.52)	12.67	6.92	0.58

Ratios and Supplemental Data:

Net assets, end of period (000's)	$16,886	17,482	20,700	17,724	19,458	11,021	9,808

Ratios to average net assets:

Net expenses after expense reimbursement(4)(5)%	0.70	0.70	0.70	0.70	0.70	0.70	0.70

Gross expenses prior to expense reimbursement(4)%	0.80	0.81	0.84	0.88	0.95	0.97	1.47

Net investment income after expense reimbursement(4)(5)%	3.30	2.47	2.97	3.33	4.80	5.90	5.00

Portfolio turnover rate %	55	330	260	167	260	139	31

(1)  The Fund changed its fiscal year-end from October 31 to March 31.

(2)  Effective March 1, 2002, ING Investments, LLC, became the Investment Manager of the Fund and ING Investment Management Co., was appointed as Sub-Adviser.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses). Effective March 1, 2002, expenses waived or reimbursed to the Fund are subject to recoupment by ING Investments, LLC within three years.

*  Per share data calculated using weighted average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

ING AELTUS MONEY MARKET FUND (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended September 30,		Year Ended March 31,				Five Months Ended March 31,		Year Ended October 31,
	2004		2004		2003		2002(1)(2)		2001	2000	1999
Per Share Operating Performance:

Net asset value, beginning of period	$1.00		1.00		1.00		1.00		1.00	1.00	1.00

Income from investment operations:

Net investment income	$0.00	**	0.00	**	0.01		0.01		0.05	0.06	0.05 *

Total from investment operations	$0.00	**	0.00	**	0.01		0.01		0.05	0.06	0.05

Less distributions from:

Net investment income	$0.00	**	0.00	**	0.01		0.01		0.05	0.06	0.05

Total distributions	$0.00	**	0.00	**	0.01		0.01		0.05	0.06	0.05

Net asset value, end of period	$1.00		1.00		1.00		1.00		1.00	1.00	1.00

Total Return(3)%	0.34	†	0.47	†	1.08		0.70		4.58	5.97	4.88

Ratios and Supplemental Data:

Net assets, end of period (000's)	$125,758		138,666		174,475		205,147		209,870	194,454	181,623

Ratios to average net assets:

Net expenses after expense reimbursement(4)%	0.67		0.73		0.69		0.70		0.64	0.59	0.50

Gross expenses prior to expense reimbursement(4)%	0.67		0.73		0.69		0.70		0.64	0.65	0.64

Net investment income after expense reimbursement(4)(5)%	0.67		0.47		1.11		1.67		4.51	5.80	4.79

	Class B
	Six Months Ended September 30,		Year Ended March 31,				Five Months Ended March 31,		Year Ended October 31,		March 1, 1999(6) to October 31,
	2004		2004		2003		2002(1)(2)		2001	2000	1999
Per Share Operating Performance:

Net asset value, beginning of period	$1.00		1.00		1.00		1.00		1.00	1.00	1.00

Income from investment operations:

Net investment income	$0.00	**	0.00	**	0.00	**	0.00	**	0.03	0.05	0.03 *

Total from investment operations	$0.00	**	0.00	**	0.00	**	0.00	**	0.03	0.05	0.03

Less distributions from:

Net investment income	$0.00	**	0.00	**	0.00	**	0.00	**	0.03	0.05	0.03

Total distributions	$0.00	**	0.00	**	0.00	**	0.00	**	0.03	0.05	0.03

Net asset value, end of period	$1.00		1.00		1.00		1.00		1.00	1.00	1.00

Total Return(3)%	0.18	†	0.17	†	0.22		0.29		3.55	4.92	2.56

Ratios and Supplemental Data:

Net assets, end of period (000's)	$4,659		4,007		6,063		1,880		1,199	159	148

Ratios to average net assets:

Net expenses after expense reimbursement(4)(5)%	0.99		1.04		1.53		1.70		1.64	1.59	1.50

Gross expenses prior to expense reimbursement(4)%	1.67		1.73		1.70		1.70		1.64	1.65	1.64

Net investment income after expense reimbursement(4)(5)%	0.36		0.17		0.19		0.67		3.51	4.80	3.78

(1)  The Fund changed its fiscal year-end from October 31 to March 31.

(2)  Effective March 1, 2002, ING Investments, LLC, became the Investment Manager of the Fund and ING Investment Management Co., was appointed as Sub-Adviser.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

(5)  ING Funds Distributor, LLC, voluntarily waived 0.68%, 0.69% and 0.17% of distribution and services fees on Class B during the six months ended September 30, 2004, the year ended March 31, 2004, and the year ended March 31 2003, respectively.

(6)  Commencement of operations.

*  Per share data calculated using weighted average number of shares outstanding throughout the period.

**  Amount is less than $0.01 per share.

†  There was no impact on total return by the reimbursement by affiliate for investment transaction losses.

See Accompanying Notes to Financial Statements.

ING AELTUS MONEY MARKET FUND (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended September 30,		Year Ended March 31,			Five Months Ended March 31,	Year Ended October 31,
	2004		2004		2003	2002(1)(2)	2001	2000	1999
Per Share Operating Performance:

Net asset value, beginning of period	$1.00		1.00		1.00	1.00	1.00	1.00	1.00

Income from investment operations:

Net investment income	$0.00	**	0.00	**	0.01	0.01	0.05	0.06	0.05	*

Total from investment operations	$0.00	**	0.00	**	0.01	0.01	0.05	0.06	0.05

Less distributions from:

Net investment income	$0.00	**	0.00	**	0.01	0.01	0.05	0.06	0.05

Total distributions	$0.00	**	0.00	**	0.01	0.01	0.05	0.06	0.05

Net asset value, end of period	$1.00		1.00		1.00	1.00	1.00	1.00	1.00

Total Return(3)%	0.34	†	0.47	†	1.08	0.70	4.58	5.97	4.88

Ratios and Supplemental Data:

Net assets, end of period (000's)	$5,263		5,615		8,419	10,866	12,013	9,611	6,765

Ratios to average net assets:

Net expenses after expense reimbursement(4)%	0.67		0.73		0.69	0.70	0.64	0.59	0.50

Gross expenses prior to expense reimbursement(4)%	0.67		0.73		0.69	0.70	0.64	0.65	0.64

Net investment income after expense reimbursement(4)%	0.67		0.47		1.10	1.67	4.51	5.80	4.79

	Class I
	Six Months Ended September 30,		Year Ended March 31,			Five Months Ended March 31,	Year Ended October 31,
	2004		2004		2003	2002(1)(2)	2001	2000	1999
Per Share Operating Performance:

Net asset value, beginning of period	$1.00		1.00		1.00	1.00	1.00	1.00	1.00

Income from investment operations:

Net investment income	$0.00	**	0.00	**	0.01	0.01	0.05	0.06	0.05	*

Total from investment operations	$0.00	**	0.00	**	0.01	0.01	0.05	0.06	0.05

Less distributions from:

Net investment income	$0.00	**	0.00	**	0.01	0.01	0.05	0.06	0.05

Total distributions	$0.00	**	0.00	**	0.01	0.01	0.05	0.06	0.05

Net asset value, end of period	$1.00		1.00		1.00	1.00	1.00	1.00	1.00

Total Return(3)%	0.34	†	0.47	††	1.08	0.70	4.58	5.97	4.88

Ratios and Supplemental Data:

Net assets, end of period (000's)	$78,727		90,938		145,142	208,063	239,531	245,774	284,594

Ratios to average net assets:

Net expenses after expense reimbursement(4)%	0.67		0.73		0.69	0.70	0.64	0.59	0.50

Gross expenses prior to expense reimbursement(4)%	0.67		0.73		0.69	0.70	0.64	0.65	0.64

Net investment income after expense reimbursement(4)%	0.67		0.47		1.12	1.67	4.51	5.80	4.79

(1)  The Fund changed its fiscal year-end from October 31 to March 31.

(2)  Effective March 1, 2002, ING Investments, LLC, became the Investment Manager of the Fund and ING Investment Management Co., was appointed as Sub-Adviser.

(3)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)  Annualized for periods less than one year.

*  Per share data calculated using weighted average number of shares outstanding throughout the period.

**  Amount is less than $0.01 per share.

†  There was no impact on total return by the reimbursement by affiliate for investment transaction losses.

††  Total return without the effect of reimbursement by affiliate for investment transaction losses would have been (0.53%) for Class I.

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2004 (Unaudited)

NOTE 1 - ORGANIZATION

Organization. The ING Series Fund, Inc. is a company incorporated under the laws of Maryland on June 17, 1991 and registered under the Investment Company Act of 1940 as an open-end management investment company. There are twenty-one separate funds, which comprise ING Series Fund, Inc. The two funds (each a "Fund"; collectively the "Funds") that are in this report are: ING Government Fund ("Government") and ING Aeltus Money Market Fund ("Money Market"). Each Fund offers the following classes of shares: Class A, Class B, Class C and Class I. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

ING Investments, LLC ("ING Investments"), serves as the Investment Manager to the Funds. ING Investments has engaged ING Investment Management Co. (formerly, Aeltus Investment Management, Inc. "ING IM"), to serve as the Sub-Adviser to the Funds. ING Funds Distributor, LLC (the "Distributor") is the principal underwriter of the Funds. The Distributor, ING Investments and ING IM are indirect wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution active in banking, insurance and asset management.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.  Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Funds' valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Funds' Board of Directors ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Fund occurs after the time at which the foreign market for such security(ies) closes but before the time that the Fund's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities. Research services use statistical analyses

NOTES TO FINANCIAL STATEMENTS as of September 30, 2004 (Unaudited) (continued)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)

and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

The Money Market Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities - at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses - at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.  Foreign Currency Transactions and Futures Contracts. The Government Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

The Government Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument

NOTES TO FINANCIAL STATEMENTS as of September 30, 2004 (Unaudited) (continued)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)

or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.  Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Money Market Fund declares and becomes ex-dividend daily and pays dividends monthly. Government Fund declares and pays dividends monthly. Each Fund distributes capital gains, to the extent available, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

F.  Federal Income Taxes. It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.  Use of Estimates. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H.  Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I.  Securities Lending. Each Fund has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Fund has the right to use collateral to offset losses incurred. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund.

J.  Illiquid and Restricted Securities. The Government and Money Market Funds may not invest more than 15% and 10%, respectively, of their net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. The Funds may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under

NOTES TO FINANCIAL STATEMENTS as of September 30, 2004 (Unaudited) (continued)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)

the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K.  Delayed Delivery Transactions. The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

L.  Mortgage Dollar Roll Transactions. The Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Funds account for dollar roll transactions as purchases and sales.

M.  Options Contracts. The Government Fund may purchase put and call options and may write (sell) put options and covered call options. The Fund may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

N.  Swap Contracts. The Government Fund may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized by marking-to-market the value of the swap. For each swap contract, a capital gain or loss is recognized on each contract's respective payment date.

NOTE 3 - INVESTMENT TRANSACTIONS

For the six months ended September 30, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Government	$11,816,451	$7,981,959

U.S. Government securities not included above were as follows:

	Purchases	Sales
Government	$30,270,714	$53,455,102

NOTES TO FINANCIAL STATEMENTS as of September 30, 2004 (Unaudited) (continued)

NOTE 4 - INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Funds has entered into an Investment Management Agreement with ING Investments (the "Investment Manager"). The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

For Government Fund - 0.500% of the first $250 million, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $1.25 billion and 0.400% in excess of $2 billion; for Money Market Fund - 0.400% of the first $500 million, 0.350% of the next $500 million, 0.340% of the next $1 billion, 0.330% of the next $1 billion and 0.300% in excess of $3 billion.

The Investment Manager has entered into a Sub-Advisory Agreement with ING IM. ING IM manages the Funds' assets in accordance with the Funds' investment objectives, policies, and limitations, subject to oversight by the Investment Manager.

Pursuant to an Administration Agreement, ING Funds Services, LLC ("IFS"), an indirect wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Fund a fee at an annual rate of 0.08% of its average daily net assets.

The Investment Manager has entered into a Service Agreement with ING Life Insurance and Annuity Company ("ILIAC"), an indirect wholly-owned subsidiary of ING Groep, under which ILIAC will provide various administrative and shareholder services to certain Class I shareholders of the Funds that purchased their shares through ILIAC. In exchange for these services, ING Investments pays ILIAC a fee of up to 0.25% of the average daily net assets associated with those shares.

NOTE 5 - DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except as noted below) has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby the Distributor is compensated by the Funds for expenses incurred in the distribution of each Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following rates:

	Class A	Class B	Class C
Government	0.25%	1.00%	1.00%

Money Market	N/A	1.00%	N/A

The Funds' class specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and services fees in connection with Class B and Class C shares.

During the six months ended September 30, 2004, the Distributor voluntarily waived 0.68% on Class B of the Money Market Fund.

The Distributor also receives the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the six months ended September 30, 2004, the Distributor retained the following amounts in sales charges:

	Class A Shares	Class C Shares
Initial Sales Charges	$1,670	N/A

Contingent Deferred Sales Charges	-	$197

NOTE 6 - OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At September 30, 2004, the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Distribution and Service Fees	Total
Government	$28,587	$4,574	$12,884	$46,045

Money Market	70,961	14,193	1,963	87,117

At September 30, 2004, ILIAC owned 37.7% and 24.0% of the Government Fund and the Money Market Fund, respectively. Also at September 30, 2004, ING National Trust, an indirect wholly-owned subsidiary of ING Groep, owned 51.1% and 16.2% of the Government Fund and the Money Market Fund, respectively.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2004 (Unaudited) (continued)

NOTE 6 - OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

Investment activities of these shareholders could have a material impact on the Funds.

During the six months ended September 30, 2004, ING Investments voluntarily reimbursed the Money Market Fund $183,586 for investment transaction losses which occurred in prior years.

The Funds have adopted a Deferred Compensation Plan (the "Plan") which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors fees payable. The deferred fees are invested in various funds advised by ING Investments, until distribution in accordance with the Plan.

NOTE 7 - OPTIONS WRITTEN

As of September 30, 2004, cash valued at $39,200 was held in escrow by the custodian as cover for the call option written by Government Fund.

Transactions in options written during the six months ended September 30, 2004, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at March 31, 2004	-	-

Options written	5	$5,444

Options outstanding at September 30, 2004	5	$5,444

NOTE 8 - EXPENSE LIMITATIONS

The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses for the Government Fund to the levels listed below:

Class A	Class B	Class C	Class I
0.95%	1.70%	1.70%	0.70%

The Investment Manager may, at a later date, recoup from the Fund, expenses reimbursed by the Investment Manager during the previous 36 months, but only if, after such recoupment, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Fund. As of September 30, 2004, the amount of reimbursed fees that are subject to possible recoupment by the Investment Manager for the Government Fund, and the related expiration dates are as follows:

September 30,
2005	2006	2007	Total
$34,562	$93,934	$96,132	$224,628

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 - LINE OF CREDIT

All of the Funds included in this report, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement ") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $150,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Funds will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. During the six months ended September 30, 2004, the Funds did not have any loans outstanding under the line of credit.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2004 (Unaudited) (continued)

NOTE 10 - CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Class A Shares		Class B Shares
	Six Months Ended September 30, 2004	Year Ended March 31, 2004	Six Months Ended September 30, 2004	Year Ended March 31, 2004
Government Fund (Number of Shares)

Shares sold	374,205	2,579,321	25,877	77,477

Dividends reinvested	77,387	196,501	2,395	8,055

Shares redeemed	(967,323)	(3,182,255)	(70,521)	(280,724)

Net increase (decrease) in shares outstanding	(515,731)	(406,433)	(42,249)	(195,192)

Government Fund ($)

Shares sold	$3,890,995	$27,550,193	$269,457	$884,932

Dividends reinvested	803,783	2,081,652	24,896	85,425

Shares redeemed	(10,063,835)	(33,937,130)	(731,883)	(3,044,580)

Net increase (decrease)	$(5,369,057)	$(4,305,285)	$(437,530)	$(2,074,223)

	Class C Shares		Class I Shares
	Six Months Ended September 30, 2004	Year Ended March 31, 2004	Six Months Ended September 30, 2004	Year Ended March 31, 2004
Government Fund (Number of Shares)

Shares sold	47,052	76,860	154,093	412,428

Dividends reinvested	788	2,734	27,816	69,536

Shares redeemed	(55,233)	(190,311)	(207,626)	(765,759)

Net increase (decrease) in shares outstanding	(7,393)	(110,717)	(25,717)	(283,795)

Government Fund ($)

Shares sold	$490,602	$820,334	$1,603,149	$4,401,953

Dividends reinvested	8,192	28,989	289,260	738,129

Shares redeemed	(576,016)	(2,027,830)	(2,161,406)	(8,197,969)

Net increase (decrease)	$(77,222)	$(1,178,507)	$(268,997)	$(3,057,887)

	Class A Shares		Class B Shares
	Six Months Ended September 30, 2004	Year Ended March 31, 2004	Six Months Ended September 30, 2004	Year Ended March 31, 2004
Money Market Fund (Number of Shares)

Shares sold	42,892,537	190,274,802	2,558,138	3,955,485

Dividends reinvested	382,395	720,419	5,915	7,391

Shares redeemed	(56,249,874)	(226,926,251)	(1,910,721)	(6,018,981)

Net increase (decrease) in shares outstanding	(12,974,942)	(35,931,030)	653,332	(2,056,105)

Money Market Fund ($)

Shares sold	$42,892,537	$190,278,218	$2,558,138	$3,955,485

Dividends reinvested	382,395	720,449	5,915	7,391

Shares redeemed	(56,249,874)	(226,928,760)	(1,910,721)	(6,018,981)

Net increase (decrease)	$(12,974,942)	$(35,930,133)	$653,332	$(2,056,105)

	Class C Shares		Class I Shares
	Six Months Ended September 30, 2004	Year Ended March 31, 2004	Six Months Ended September 30, 2004	Year Ended March 31, 2004
Money Market Fund (Number of Shares)

Shares sold	1,105,279	3,647,571	13,088,081	22,305,691

Dividends reinvested	15,791	32,777	235,588	528,014

Shares redeemed	(1,476,510)	(6,495,621)	(25,597,594)	(77,375,071)

Net decrease in shares outstanding	(355,440)	(2,815,273)	(12,273,925)	(54,541,366)

Money Market Fund ($)

Shares sold	$1,105,336	$3,647,629	$13,088,081	$(22,306,723

Dividends reinvested	15,791	32,777	235,588	528,012

Shares redeemed	(1,476,510)	(6,495,657)	(25,597,594)	(77,375,990)

Net decrease	$(355,383)	$(2,815,251)	$(12,273,925)	$(54,541,255)

NOTES TO FINANCIAL STATEMENTS as of September 30, 2004 (Unaudited) (continued)

NOTE 11 - ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Funds' Board the following securities have been deemed to be illiquid. The Government and Money Market Funds currently limit investment in illiquid securities to 15% and 10%, respectively, of the Fund's net assets, at market value, at time of purchase.

	Security	Principal Amount/ Shares	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Money Market	Goldman Sachs Group, Inc., 1.280%, due 10/27/04	$2,500,000	01/28/04	$2,500,000	$2,500,000	1.2%

	Money Market Trust LLY, 1.720%, due 06/03/05	3,600,000	12/03/03	3,600,000	3,600,000	1.7%

	Money Market Trust Series A, 1.835%, due 10/07/05	6,700,000	06/17/03	6,700,000	6,700,000	3.1%

	Newcastle CDO1 Ltd., 1.870%, due 09/24/38	3,000,000	10/23/03	3,000,000	3,000,000	1.4%

				$15,800,000	$15,800,000	7.4%

NOTE 12 - SECURITIES LENDING

Under an agreement with The Bank of New York ("BNY"), the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The securities purchased with collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security, however there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. The Funds bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund.

At September 30, 2004, the Government Fund had securities on loan with the following market values:

Value of Securities Loaned	Value of Collateral
$1,970,323	$2,014,600

NOTE 13 - FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

For tax purposes, the Funds may designate as net investment income dividends or capital gain distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended September 30, 2004	Year Ended March 31, 2004
	Ordinary Income	Ordinary Income	Long-Term Capital Gains
Government	$1,139,254	$2,390,359	$585,305

Money Market	747,975	1,340,419	-

NOTES TO FINANCIAL STATEMENTS as of September 30, 2004 (Unaudited) (continued)

NOTE 13 - FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2004 were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Expiration Date
Government	$309,020	$317,148	$1,223,678	$-	-

Money Market	124,758	-	-	$(645,221)	2009

NOTE 14 - SUBSEQUENT EVENTS

Dividends. Subsequent to September 30, 2004 the following Funds declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
Government

Class A	$0.0300	October 29, 2004	October 28, 2004

Class B	$0.2340	October 29, 2004	October 28, 2004

Class C	$0.0233	October 29, 2004	October 28, 2004

Class I	$0.0323	October 29, 2004	October 28, 2004

Money Market

Class A	$0.0008	October 29, 2004	Daily

Class B	$0.0004	October 29, 2004	Daily

Class C	$0.0008	October 29, 2004	Daily

Class I	$0.0008	October 29, 2004	Daily

  PORTFOLIO OF INVESTMENTS
ING GOVERNMENT FUND  as of September 30, 2004 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 5.1%

		Auto Manufacturers: 0.5%

$340,909		Toyota Motor Credit Corp., 2.750%, due 08/06/09	$336,694

			336,694

		Banks: 1.0%

70,000	@@,C	Bank of Ireland, 2.160%, due 12/29/49	59,930

60,000	@@,C	Bank of Nova Scotia, 2.115%, due 08/31/85	50,101

120,000	@@,C	Den Norske Bank ASA, 2.125%, due 08/29/49	99,450

190,000	@@,C	HSBC Bank PLC, 1.971%, due 06/29/49	162,287

80,000	@@,C	Royal Bank of Scotland Group PLC, 2.063%, due 12/29/49	69,588

330,000	@@,C	Standard Chartered PLC, 2.070%, due 12/29/49	264,824

			706,180

		Diversified Financial Services: 0.4%

300,000	@@,#,C	Svensk Exportkredit AB, 6.375%, due 10/29/49	303,433

			303,433

		Multi-National: 2.3%

1,500,000		International Finance Corp., 5.250%, due 05/02/06	1,557,012

			1,557,012

		Oil and Gas: 0.6%

420,000	#	Pemex Project Funding Master Trust, 3.180%, due 06/15/10	425,460

			425,460

		Telecommunications: 0.3%

179,000	@@	Cia de Telecomunicaciones de Chile SA, 7.625%, due 07/15/06	190,663

			190,663

		Total Corporate Bonds/Notes (Cost $3,448,234)	3,519,442

U.S. GOVERNMENT AGENCY OBLIGATIONS: 37.6%

		Federal Home Loan Mortgage Corporation: 21.9%

1,375,000	C	2.700%, due 03/16/07	1,366,207

1,525,000	C	2.750%, due 02/09/07	1,519,005

5,000,000	C	4.375%, due 02/04/10	5,003,245

1,000,000		5.125%, due 10/15/08	1,061,992

2,000,000		5.500%, due 07/15/06	2,096,598

424,300	C	5.500%, due 03/15/34	423,865

3,400,000		5.875%, due 03/21/11	3,695,916

46,051		9.500%, due 07/01/20	52,203

			15,219,031

		Federal National Mortgage Association: 14.9%

1,000,000	C	2.750%, due 08/11/06	1,000,628

1,050,000		3.000%, due 08/15/07	1,046,224

385,000	L	4.125%, due 04/15/14	371,587

1,660,000		5.250%, due 04/15/07	1,751,006

Principal Amount			Value
		Federal National Mortgage Association (continued)

$2,935,000		5.250%, due 08/01/12	$3,055,112

3,000,000		6.000%, due 12/15/05	3,128,319

			10,352,876

		Government National Mortgage Association: 0.6%

50,187		7.000%, due 12/15/23	53,783

70,952		7.000%, due 04/15/26	75,927

95,599		9.000%, due 05/15/16	107,548

108,598		9.000%, due 07/15/16	122,172

22,626		9.500%, due 11/15/21	25,677

			385,107

		Other Agency Obligations: 0.2%

111,540		Small Business Administratio Participation Certificates, 8.250%, due 11/01/11	119,822

			119,822

		Total U.S. Governmen Agency Obligations (Cost $25,995,951)	26,076,836

U.S. TREASURY OBLIGATIONS: 35.6%

		U.S. Treasury Bonds: 16.0%

500,000	L	5.375%, due 02/15/31	535,782

500,000		6.250%, due 05/15/30	593,594

5,000,000	C	13.250%, due 05/15/14	7,109,375

2,310,000	C	14.000%, due 11/15/11	2,853,032

			11,091,783

		U.S. Treasury Notes: 18.3%

6,000,000		1.625%, due 01/31/05	5,997,660

25,000	L	2.625%, due 11/15/06	24,999

500,000	L	4.250%, due 08/15/14	505,391

1,000,000		4.625%, due 05/15/06	1,034,883

5,000,000		5.750%, due 11/15/05	5,194,535

			12,757,468

		U.S. Treasury STRIP: 1.3%

930,000	L	2.090%, due 08/15/05	913,208

			913,208

		Total U.S. Treasury Obligations (Cost $25,012,564)	24,762,459

COLLATERALIZED MORTGAGE OBLIGATIONS: 8.4%

		Commercial Mortgage- Backed Securities: 0.3%

175,154	C	Credit Suisse First Boston Mortgage Securities Corp., 5.900%, due 12/16/35	184,027

			184,027

		Whole Loan Collateralized Mortgage Obligations: 8.1%

4,875,269	C	Bank of America Mortgage Securities, 2.240%, due 05/25/34	4,864,589

804,850	C	Bank of America Mortgage Securities, 5.500%, due 12/25/33	819,368

			5,683,957

		Total Collateralize Mortgage Obligations (Cost $5,862,575)	5,867,984

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING GOVERNMENT FUND  as of September 30, 2004 (Unaudited) (continued)

Shares			Value
PREFERRED STOCK: 0.5%

		Banks: 0.5%

35	#,XX	DG Funding Trust	$378,000

		Total Preferred Stock (Cost $380,176)	378,000

		Total Long-Term Investments (Cost $60,699,500)	60,604,721

Principal Amount			Value
SHORT-TERM INVESTMENTS: 14.6%

		Repurchase Agreement: 11.7%

$8,157,000		Morgan Stanley Repurchase Agreement dated 09/30/04, 1.850% due 10/01/04, $8,157,419 to be received upon repurchase (Collateralized by $8,235,000 Federal National Mortgage Association, 3.800%, Market value plus accrued interest $8,395,555, due 07/06/07)	8,157,000

		Total Repurchase Agreement (Cost $8,157,000)	8,157,000

		Securities Lending Collateralcc: 2.9%

24,000		Bear Stearns & Co. Repurchase Agreement, 1.780%, due 10/01/04	24,000

503,600		Deutsche Bank Securities, Inc. Repurchase Agreement, 1.900%, due 10/01/04	503,600

500,000		Goldman Sachs & Co. Repurchase Agreement, 1.900%, due 10/01/04	500,000

500,000		JPMorgan Securities Repurchase Agreement, 1.910%, due 10/01/04	500,000

487,000		UBS Securities LLC Repurchase Agreement, 1.950%, due 10/01/04	487,000

		Total Securities Lending Collateral (Cost $2,014,600)	2,014,600

		Total Short-Term Investments (Cost $10,171,600)	10,171,600

Total Investments In Securities (Cost $70,871,100)*	101.8%	$70,776,321

Other Assets and Liabilities-Net	(1.8)	(1,231,833)

Net Assets	100.0%	$69,544,488

Information concerning open futures contracts for the Government Fund at September 30, 2004 is shown below:

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Loss
U.S. 5 Year Treasury Note	25	$(2,768,750)	12/20/2004	$(1,883)

Information concerning the Options outstanding for the Government Fund at September 30, 2004, is show below:

Written Options	No. of Contracts	Expiration Date	Strike Price/Rate	Value
U.S. Bond Future Call Option	5	11/26/2004	113	$(6,250)

Information concerning the Interest Rate Swap Agreements outstanding for the Government Fund at September 30, 2004, is show below:

Type	Notional Principal	Unrealized Depreciation
Receive a fixed rate equal to 2.955% and pay a floating rate based on the 3-month USD-LIBOR Counterparty: Morgan Stanley Expires: 04/20/07	$5,000,000	$(21,000)

@@  Foreign issuer

STRIP  Separate Trading of Registered Interest and Principal of Securities

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at September 30, 2004.

XX  Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund's valuation procedures.

*  Cost for federal income tax purposes is $70,908,751.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$356,444

Gross Unrealized Depreciation	(488,874)

Net Unrealized Depreciation	$(132,430)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING AELTUS MONEY MARKET FUND(1)  as of September 30, 2004 (Unaudited)

Principal Amount			Value
CERTIFICATE OF DEPOSIT: 12.4%

$2,300,000		ABN Amro Bank NV, 1.736%, due 03/18/05	$2,299,789

1,950,000		ABN Amro Bank NV, 1.768%, due 10/29/04	1,949,922

650,000		Barclays Bank PLC, 1.600%, due 12/03/04	649,947

3,200,000	@@	Barclays Bank PLC, 1.913%, due 02/03/05	3,200,057

2,600,000		Dexia Bank, 1.508%, due 12/07/04	2,600,036

1,200,000		HSBC Bank, 1.555%, due 04/22/05	1,200,000

2,300,000		Royal Bank of Canada, 1.770%, due 03/30/05	2,299,822

2,900,000	@@	Royal Bank of Scotland Group PLC, 1.400%, due 10/21/04	2,899,984

2,400,000		UBS AG, 1.195%, due 12/06/04	2,400,022

2,600,000		Washington Mutual Bank, 1.300%, due 12/27/04	2,600,000

2,250,000		Washington Mutual Bank, 1.650%, due 11/12/04	2,249,947

2,200,000		Washington Mutual Bank, 1.670%, due 11/01/04	2,200,000

		Total Certificate of Deposit (Cost $26,549,526)	26,549,526

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.8%

2,100,000	#	Blue Heron Funding Ltd., 1.850%, due 05/18/05	2,100,000

2,400,000	#	Blue Heron Funding Ltd., 1.858%, due 03/18/05	2,400,000

2,400,000	#	Blue Heron Funding Ltd., 1.870%, due 02/23/05	2,400,000

3,000,000	#, I	Newcastle CDO I Ltd., 1.870%, due 09/24/38	3,000,000

2,900,000	#	Putnam Structured Product CDO, 1.780%, due 10/15/38	2,900,000

1,700,000	#	Whitehawk CDO Funding Ltd., 1.805%, due 03/15/05	1,700,000

		Total Collateralized Mortgage Obligations (Cost $14,500,000)	14,500,000

COMMERCIAL PAPER: 33.6%

1,900,000		Archer-Daniels-Midland Co., 1.420%, due 10/05/04	1,899,624

1,200,000		Barton Capital Corp., 1.680%, due 10/18/04	1,198,991

1,100,000		Blue Ridge Asset Funding, 1.680%, due 10/18/04	1,099,075

2,600,000	#	Concord Minutemen Cap, 1.710%, due 10/19/04	2,597,660

2,000,000	#	Concord Minutemen Cap, 1.730%, due 10/10/05	2,000,000

2,600,000	#	Concord Minutemen Cap, 1.740%, due 10/12/05	2,600,000

2,600,000	#	Concord Minutemen Cap, 1.740%, due 10/14/05	2,600,000

2,500,000		Crown Point Capital Co., 1.00%, due 10/06/04	2,499,583

Principal Amount			Value
$6,600,000		Crown Point Capital Co., 2.050%, due 03/08/05	$6,540,829

900,000		Delaware Funding Corp., 1.680%, due 10/18/04	899,244

2,500,000	#, I	Goldman Sachs Group, 1.280%, due 10/27/04	2,500,000

2,200,000	#	Goldman Sachs Group, 1.810%, due 07/29/05	2,200,000

2,300,000		Greenwich Capital Holdings, 1.718%, due 01/14/05	2,300,000

2,300,000		Household Finance Corp., 1.260%, due 10/06/04	2,299,518

1,200,000		Jupiter Securitization, 1.340%, due 10/04/04	1,199,822

2,300,000		LaSalle Bank Note, 1.160%, due 12/17/04	2,300,000

2,400,000		LaSalle Bank Note, 1.210%, due 11/05/04	2,400,000

3,250,000		Monument Gardens Funding LLC, 1.760%, due 12/01/04	3,240,198

1,600,000		Monument Gardens Funding LLC, 1.880%, due 12/20/04	1,593,244

2,100,000		Morgan Stanley, 1.660%, due 10/15/04	2,098,546

2,400,000		Morgan Stanley, 1.880%, due 08/15/05	2,402,708

1,100,000		Old Line Funding Corp., 1.650%, due 10/14/04	1,099,293

1,900,000		Old Line Funding Corp., 1.710%, due 11/02/04	1,897,028

2,200,000		Preferred Receivable Funding Corp., .000%, due 10/01/04	2,200,000

4,400,000		Preferred Receivable Funding Corp., 1.260%, due 10/04/04	4,399,384

1,700,000		Preferred Receivable Funding Corp., 1.350%, due 10/05/04	1,699,681

2,100,000		SBC Communications, 1.680%, due 10/18/04	2,098,235

2,100,000	#	St. Germain Holdings, 1.510%, due 10/08/04	2,099,298

2,000,000	#	St. Germain Holdings, 1.880%, due 12/13/04	1,992,294

650,000		Tulip Funding Corp., .000%, due 10/01/04	650,000

5,400,000	#	Verizon Global Funding, 1.990%, due 10/14/05	5,400,000

		Total Commercial Paper (Cost $72,004,255)	72,004,255

CORPORATE BONDS/NOTES: 30.4%

2,450,000		Associates Corp. NA, 2.050%, due 06/27/05	2,452,395

1,000,000		Bank One NA, 1.894%, due 11/01/04	1,000,200

2,600,000		Bank One NA, 1.980%, due 07/26/05	2,603,830

2,500,000		Bear Stearns Cos., Inc., 1.716%, due 10/05/05	2,499,999

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING AELTUS MONEY MARKET FUND(1)  as of September 30, 2004 (Unaudited) (continued)

Principal Amount			Value
$2,100,000		Bear Stearns Cos., Inc., 1.850%, due 10/28/09	$2,100,000

1,600,000		Credit Suisse First Boston USA, Inc., 2.010%, due 02/08/05	1,601,653

2,300,000		Credit Suisse First Boston USA, Inc., 2.050%, due 01/14/05	2,302,898

750,000		Fleet National Bank, 1.840%, due 11/22/04	750,141

5,000,000		General Electric Capital Corp., 1.838%, due 10/07/05	5,000,000

2,600,000		General Electric Capital Corp., 2.005%, due 03/15/05	2,602,203

2,200,000	#	Goldman Sachs Group LP, 1.769%, due 10/15/05	2,200,000

1,400,000	@@, #	HBOS Treasury Services PLC, 1.640%, due 11/01/05	1,400,000

4,100,000	@@, #	HBOS Treasury Services PLC, 1.961%, due 10/24/05	4,100,000

1,200,000		JPMorgan Chase & Co., 2.190%, due 03/29/05	1,201,472

2,300,000		Merrill Lynch & Co., Inc., 1.550%, due 01/05/05	2,300,067

3,600,000	#, I	Money Market Trust LLY, 1.720%, due 06/03/05	3,600,000

6,700,000	#, I	Money Market Trust Series A, 1.835%, due 10/07/05	6,700,000

800,000		PNC Bank NA, 1.920%, due 05/18/05	801,219

2,000,000	#	The Bank of New York Co., Inc., 1.860%, due 10/27/05	2,000,000

2,100,000		Toyota Motor Credit Corp., 1.700%, due 02/07/05	2,100,333

2,000,000		Wachovia Corp., 2.230%, due 03/31/05	2,004,007

7,200,000		Wal-Mart Stores, Inc., 1.698%, due 02/22/05	7,200,625

2,500,000		Wells Fargo & Co., 1.690%, due 11/02/05	2,500,000

2,600,000		Wells Fargo & Co., 2.000%, due 09/29/05	2,601,737

1,600,000		Westpac Banking Corp., 1.850%, due 10/11/05	1,600,000

		Total Corporate Bonds/Notes (Cost $65,222,779)	65,222,779

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.3%

		Federal Home Loan Bank: 7.5%

2,300,000		1.400%, due 02/25/05	2,300,000

2,400,000		1.425%, due 04/04/05	2,400,000

1,500,000		1.470%, due 02/28/05	1,500,000

2,800,000		1.500%, due 12/07/04	2,800,000

1,500,000		1.500%, due 03/01/05	1,500,000

1,700,000		1.510%, due 12/08/04	1,700,000

2,400,000		1.600%, due 03/01/05	2,400,000

1,500,000		1.600%, due 05/16/05	1,500,000

			16,100,000

		Federal Home Loan Mortgage Corporation: 1.2%

2,500,000		1.500%, due 02/14/05	2,500,000

			2,500,000

Principal Amount			Value
		Federal National Mortgage Association: 3.6%

$2,700,000		1.400%, due 02/25/05	$2,700,000

2,300,000		1.550%, due 05/04/05	2,300,000

1,100,000		1.610%, due 05/13/05	1,100,000

1,700,000		1.630%, due 01/03/05	1,700,000

			7,800,000

		Total U.S. Government Agency Obligations (Cost $26,400,000)	26,400,000

REPURCHASE AGREEMENT: 5.6%

12,009,000	Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860%, due 10/01/04, $12,009,620 to be received upon repurchase (Collateralized by $12,181,000 various U.S. Government Agency Obligations, 4.200-4.300%, Market value plus accrued interest $12,250,185, due 02/03/11-05/27/11)		12,009,000

	Total Repurchase Agreement (Cost $12,009,000)		12,009,000

Total Investments In Securities (Cost $216,685,560)*	101.1%	$216,685,560

Other Assets and Liabilities-Net	(1.1)	(2,278,162)

Net Assets	100.0%	$214,407,398

(1)  All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

@@  Foreign Issuer

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors. At September 30, 2004, these securities totaled $58,489,252, or 27.3% of net assets.

I  Illiquid security

*  Cost for federal income tax purposes is the same as for financial statement purposes.

Industry	Percentage of Net Assets
Commercial Banks Non-US	5.1%

Commercial Banks - Central US	5.8

Commercial Banks - Eastern US	4.5

Diversified Financial Services	4.6

Federal Home Loan Bank	7.4

Federal Home Loan Mortgage Corporation	1.2

Federal National Mortgage Association	3.6

Fiduciary Banks	0.9

Finance - Auto Loans	1.0

Finance - Investment Banker/Broker	9.0

Finance - Other Services	0.6

Food - Flour and Grain	0.9

Investment Companies	1.8

Money Center Banks	3.6

Retail	3.3

S&L/Thrifts - Western US	3.3

Special Purpose Entity	34.6

Super-Regional Banks-US	3.3

Telephone - Integrated	1.0

Repurchase Agreement	5.6

Other Assets and Liabilities, Net	(1.1)

Net Assets	100%

See Accompanying Notes to Financial Statements

ING Funds Distributor, LLC offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund by calling (800) 992-0180.

Domestic Equity and Income Funds

ING Balanced Fund
ING Convertible Fund
ING Equity and Bond Fund
ING Equity Income Fund
ING Real Estate Fund

Domestic Equity Growth Funds

ING Disciplined LargeCap Fund
ING Growth Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING SmallCap Opportunities Fund
ING Small Company Fund

Domestic Equity Index Funds

ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund

Domestic Equity Value Funds

ING Financial Services Fund
ING LargeCap Value Fund
ING MagnaCap Fund
ING MidCap Value Fund
ING SmallCap Value Fund
ING Value Opportunity Fund

International Equity Funds

ING Emerging Countries Fund
ING Foreign Fund
ING International FundING International Growth Fund
ING International SmallCap Growth Fund
ING International Value Fund
ING Precious Metals Fund
ING Russia Fund

Global Equity Funds

ING Global Equity Dividend Fund
ING Global Real Estate Fund
ING Global Science and Technology Fund
ING Worldwide Growth Fund

Fixed Income Funds

ING GNMA Income Fund
ING Government Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING National Tax Exempt Bond Fund

Strategic Allocation Funds

ING Strategic Allocation Balanced Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Income Fund

Loan Participation Fund

ING Senior Income Fund

Money Market Funds*

ING Aeltus Money Market Fund
ING Classic Money Market Fund
ING Lexington Money Market Trust
ING Money Market Trust

*  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investment Manager

ING Investments, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-992-0180

Transfer Agent

DST Systems, Inc.

P.O. Box 419368

Kansas City, Missouri 64141

Custodian

The Bank of New York

100 Colonial Center Parkway, Suite 300

Lake Mary, FL 32746

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, MA 02109

Independent Registered Public Accounting Firm

KPMG LLP

99 High Street

Boston, MA 02110

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

PRSAR-AFFIABCI

(0904-112904)

  SEMI-ANNUAL  REPORT

  SEPTEMBER  30, 2004

BROKERAGE
CASH
RESERVES

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT'S LETTER

JAMES M. HENNESSY

Dear Shareholder:

As we complete another six months of serving the needs of investors, we are pleased to see that the conclusion of the recent presidential election appears to have had a positive impact on major U.S. stock markets. With moderately low interest rates being controlled by the Federal Reserve Board, rising corporate earnings, and an increasingly optimistic job outlook, we are hopeful that the economy will continue to prosper through the end of the year.

As always, we continue to look for ways to make investing with our company more pleasant and efficient. When our clients complete a transaction with ING Funds, first and foremost, we want them to have peace of mind.

We are eager to meet these goals and we look forward to continuing to do business with you in the coming year.

Sincerely,

James M. Hennessy
President
ING Funds
November 9, 2004

1

MARKET PERSPECTIVE: SIX MONTHS ENDED SEPTEMBER 30, 2004

Be careful what you wish for, the ancient Chinese proverb goes, you just might get it. On the second day of the six months under review, April 2, 2004, investors received the good news they were so eagerly seeking; however, after a few days of euphoria they spent the rest of a nervous second calendar quarter wondering why the solution to one problem so often seems to usher in a new set. The news in question was, at last, a very bullish U.S. employment report, the final piece in the economic puzzle to sustain the recovery. But as the job market tightens, inflation picks up and rising interest rates cannot be far away. This kept a lid on stocks and gave bond investors one of their worst quarters in years. Then, in the third calendar quarter, rising oil prices, sagging growth, the sense that the party was drawing to a close, central banks with tightening on their minds and some distinctly odd dynamics in the Treasury market, all conspired to give investors a memorable quarter with not all memories pleasant.

Initially, as might be expected, investment grade U.S. fixed income classes bore the brunt of fears of a new cycle of rising interest rates. April's strong employment report, plus another two after that, set the tone, to the steady drumbeat of evidence that inflation was on the rise. Oil prices were surging. With the Federal Funds rate at just 1%, real interest rates were becoming more negative, an increasingly untenable situation. Federal Open Market Committee ("FOMC") Chairman Greenspan confirmed that interest rates were likely to rise close, albeit at a "measured" pace. This practically telegraphed a 0.25% Federal Funds rate increase at the FOMC meeting on June 30, 2004. When it duly arrived, bond markets recovered modestly. But the damage had been done. By the middle of our six months ended September 30, 2004, investment grade bonds had given back practically all of their gains for 2004. And yet in the week before the increase the wind seemed to shift again. First quarter gross domestic product ("GDP") growth was revised down. Durable goods orders fell. Retailers and auto companies complained of slack sales. The Chicago Purchasing Managers' Index(1) had its largest drop in 30 years. Perhaps Greenspan's "measured" policy was right; but perhaps something else was wrong. All eyes were therefore on the employment report to be published on July 2, 2004. The report was weak and by the end of the month few doubted that the economy had stumbled. August's shocking employment report showed that just 32,000 jobs were created in July and the figures for prior months were revised down by 61,000. By now sentiment about the economy had reversed itself from the earlier optimism. Comforting words from Chairman Greenspan that the slow down was only temporary were not universally accepted. Most commentators felt it more likely that the economy had now settled down to a lower, if still positive level of activity. In a mirror image of the first few months, investment grade bonds benefited richly from perceptions of a decelerating economy with inflation in check. That was no surprise. What did surprise, however, was that this played out as the FOMC raised the Federal Funds rate twice more. Ten-year Treasury yields slipped back to early April levels, but yields on 13-week Treasury Bills followed the Federal Funds rate up. On September 22, 2004, the "spread" between the yields on Bonds and Bills reached the lowest point since June 2003. In the third calendar quarter, the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds had its best quarter's return in two years. But for the six months as a whole, the Lehman Brothers Aggregate Bond Index gained just 0.67%. The shrinking of the Treasury risk premium was carried through to high yield bonds, which performed better than the investment grade. The Lehman Brothers U.S. Corporate High Yield Bond Index(3) returned 3.84% during the semi-annual period. By the end of September, the yield curve was markedly flatter. The yield on 10-year Treasury Notes rose by 0.28% to 4.12% while the yield on 13-week Treasury Bills almost doubled, rising 0.75% to 1.67%.

Global equities had two major dips, one in each quarter, but by the six months they had lost only 0.14%, according to the MSCI World Index(4) in dollars including net reinvested dividends. Among currencies, the euro gained just under 1.0% while the pound lost nearly 2.0% as the interest rate tightening cycle in the United Kingdom seemed to be ending. The yen was the weakest of the majors, losing 5.3% against the dollar, as Japan's economic recovery decelerated sharply. In addition, sharply rising oil prices weighed on the yen, since Japan imports all of its oil, as did the prospect of slower growth in China.

The U.S. equities market showed a pattern similar to international stocks, dipping in each quarter, but with a practically neutral end result. For the six months, the Standard & Poor's ("S&P") 500 Index(5) returned -0.18% including dividends. At just over 1,100, the S&P 500 Index was trading at a price to earnings level of around 15.25 times 2005 earnings. Equities were affected by all the developments described above in the context of fixed income. Optimism on improving business conditions gave way to fears of rising interest rates

2

MARKET PERSPECTIVE: SIX MONTHS ENDED SEPTEMBER 30, 2004

and then further concerns about a stalled economy. In addition, stock prices were increasingly held back by soaring oil prices, which on the futures contract were reaching new records almost daily by the end of September. Corporate profits were still increasing, but the days of year over year growth above 20% were nearly over.

(1)  The Chicago Purchasing Managers' Index measures manufacturing activity in the industrial Midwest.

(2)  The Lehman Brothers Aggregate Bond Index is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(3)  The Lehman Brothers U.S. Corporate High Yield Bond Index is generally representative of corporate bonds rated below investment-grade.

(4)  The MSCI World Index reflects the stock markets of 22 countries, including the United States, Europe, Canada, Australia, New Zealand and the Far East - comprising approximately 1,500 securities - with values expressed in U.S. dollars.

(5)  The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month-end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

BROKERAGE CASH RESERVES

PORTFOLIO MANAGERS' REPORT

The ING Brokerage Cash Reserves Fund (the "Fund") seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. The Fund is managed by a team of fixed income specialists led by Jennifer J. Thompson(1), CFA, ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) - the Sub-Adviser.

Portfolio Specifics: During the six months ended September 30, 2004, the economic recovery was strong enough to convince the Federal Reserve Board ("Fed") that it could begin the process of gradually removing its highly accommodative monetary policy stance. Accordingly, it increased its Fed Funds target rate from 1.00% to 1.75%. The first move of 25 basis points came at the June 30, 2004 Federal Open Market Committee meeting ("FOMC") followed by two consecutive 25 basis point tightenings at the August and September meetings. The Fed began this tightening cycle due to a contemporaneous spike in job growth and inflation in late spring that convinced it of two things: the economic recovery reached a point that a negative shock would not derail it and that it needed to keep inflation and inflation expectations from spiraling out of control.

Though the economy hit a summer "soft patch" of slow employment growth and consumer spending, the FOMC remained bullish on the economic outlook and continued to increase rates. Economists currently estimate third-quarter real gross domestic product rebounded to approximately 4% from 3.3% in the second calendar quarter. However, by the end of the period, the persistent uptrend in oil prices raised the specter of decelerating growth going forward. Though many market participants think this will cause the FOMC to slow the pace of Fed Funds rate increases, there is little indication publicly by Fed members to support this view. The Fed Funds target rate remains low by historical standards and is still providing significant support to the economy. Going forward, however, we expect the flow of economic data to play a larger role in future FOMC meeting decisions.

To position for a rising rate environment, the Fund shifted from a barbell strategy to investing for each successive FOMC meeting date through the purchase of short-term commercial paper or floating rate notes. This strategy allowed the Fund to hedge against any underperformance associated with an unexpected increase in the size or pace of tightening. Accordingly, the Fund's weighted average maturity significantly declined and ended the period at 49 days, compared to the benchmark's weighted average maturity of 42 days. However, securities purchased early in the six-month period when the Fund utilized a barbell strategy (and had a weighted average maturity significantly longer than the peer group) increasingly weighed on performance as the Fed raised rates.

Current Strategy and Outlook: Underlying core inflation appears moderate and monetary policy still remains highly accommodative for an economy growing at a healthy pace. Nevertheless, the near-term impact on growth from higher oil prices may cause the Fed to keep its Fed Funds target rate stable for a period of time. The impact of oil prices notwithstanding, we believe the economy is fundamentally strong enough to maintain trend growth, allowing the FOMC to raise its Fed Funds target rate at a "measured pace." As a result, the Fund will likely maintain its current strategy of investing in short maturity securities and opportunistically investing in longer maturities to the extent it makes sense under various Fed Funds rate scenarios.

Principal Risk Factor(s): An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The views expressed in this report reflect those of the portfolio managers only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

(1) Subsequent to period end, David S. Yealy, Senior Portfolio Manager, replaced Jennifer J. Thompson as lead of the management team of the Fund.

4

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled ''Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Expenses Paid During Period* April 1, 2004 to September 30, 2004
Actual (0.19% Total Return Without Sales Charge)	$1,000.00	$1,001.90	$4.77

Hypothetical (5% Return Before Expenses)	1,000.00	1,020.31	4.81

*  Expenses are equal to the Fund's annualized expense ratios of 0.95%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

5

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2004 (Unaudited)

ASSETS:

Short-term investments at amortized cost	$290,182,962

Repurchase agreement	19,095,000

Cash	9,583

Interest receivable	530,421

Prepaid expenses	12,800

Reimbursement due from manager	22,861

Total assets	309,853,627

LIABILITIES:

Payable for investment securities purchased	3,000,000

Income distribution payable	171,672

Payable to affiliates	246,987

Payable for director fees	6,392

Other accrued expenses and liabilities	114,749

Total liabilities	3,539,800

NET ASSETS (equivalent to $1.00 per share on 306,783,731 shares outstanding)	$306,313,827

NET ASSETS WERE COMPRISED OF:

Paid-in capital-shares of beneficial interest at $0.001 par value (1 billion shares authorized)	$306,976,788

Undistributed net investment income	51,363

Accumulated net realized loss on investments	(714,324)

NET ASSETS	$306,313,827

See Accompanying Notes to Financial Statements

6

STATEMENT OF OPERATIONS for the six months ended September 30, 2004 (Unaudited)

INVESTMENT INCOME:

Interest	$2,068,537

Total investment income	2,068,537

EXPENSES:

Investment management fees	386,739

Distribution and service fees	1,005,508

Transfer agent fees	1,908

Administrative service fees	123,756

Shareholder reporting expense	35,797

Registration fees	12,625

Professional fees	13,625

Custody and accounting expense	16,300

Director fees	10,065

Miscellaneous expense	10,464

Total expenses	1,616,787

Less:

Net waived and reimbursed fees	143,041

Net expenses	1,473,746

Net investment income	594,791

REALIZED GAIN (LOSS) ON INVESTMENTS

Reimbursement by affiliate for investment transaction losses	194,190

Net realized loss on investments	(67,540)

Net realized gain on investments	126,650

Increase in net assets resulting from operations	$721,441

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended September 30, 2004	Year Ended March 31, 2004
FROM OPERATIONS:

Net investment income	$594,791	$855,653

Net realized gain on investments	126,650	483,619

Net increase in net assets resulting from operations	721,441	1,339,272

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income	(594,791)	(855,653)

Total distributions	(594,791)	(855,653)

FROM CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	105,813,692	247,911,247

Dividends reinvested	594,791	855,653

	106,408,483	248,766,900

Cost of shares redeemed	(110,085,409)	(313,737,943)

Net decrease in net assets resulting from capital share transactions	(3,676,926)	(64,971,043)

Net decrease in net assets	(3,550,276)	(64,487,424)

NET ASSETS:

Beginning of period	309,864,103	374,351,527

End of period	$306,313,827	$309,864,103

Undistributed net investment income at end of period	$51,363	$51,363

See Accompanying Notes to Financial Statements

8

BROKERAGE CASH RESERVES (UNAUDITED)  FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended September 30,		Year Ended March 31,			Five Months Ended March 31,	Year Ended October 31,		September 7, 1999(3) to October 31,
	2004		2004		2003	2002(1)(2)	2001	2000	1999
Per Share Operating Performance:

Net asset value, beginning of period	$1.00		1.00		1.00	1.00	1.00	1.00	1.00

Income from investment operations:

Net investment income	$0.00	**	0.00	**	0.01	0.01	0.04	0.05	0.01 *

Total from investment operations	$0.00	**	0.00	**	0.01	0.01	0.04	0.05	0.01

Less distributions from:

Net investment income	$0.00	**	0.00	**	0.01	0.01	0.04	0.05	0.01

Total distributions	$0.00	**	0.00	**	0.01	0.01	0.04	0.05	0.01

Net asset value, end of period	$1.00		1.00		1.00	1.00	1.00	1.00	1.00

Total Return(4)%	0.19	†	0.25	†	0.82	0.59	4.24	5.56	0.70

Ratios and Supplemental Data:

Net assets, end of period (000's)	$306,314		309,864		374,352	384,420	399,875	314,936	277,611

Ratios to average net assets:

Net expenses after expense reimbursement(5)(6)%	0.95		0.95		0.95	0.95	0.94	0.95	0.95

Gross expenses prior to expense reimbursement(5)%	1.05		1.06		1.06	1.04	1.04	1.03	1.22

Net investment income after expense reimbursement(5)(6)%	0.38		0.25		0.82	1.40	4.14	5.45	4.62

(1)  The Fund changed its fiscal year-end from October 31 to March 31.

(2)  Effective March 1, 2002 ING Investments, LLC became the Investment Manager of the Fund and ING Investment Management Co. was appointed as Sub-Adviser.

(3)  Commencement of operations.

(4)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(5)  Annualized for periods less than one year.

(6)  The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses). Effective March 1, 2002, expenses waived or reimbursed to the Fund are subject to possible recoupment by ING Investments, LLC within three years.

*  Per share data calculated using weighted average number of shares outstanding throughout the period.

**  Amount is less than $0.01 per share.

†  There was no impact on total return by the reimbursement by affiliate for investment transaction losses.

See Accompanying Notes to Financial Statements.

9

NOTES TO FINANCIAL STATEMENTS as of September 30, 2004 (Unaudited)

NOTE 1 - ORGANIZATION

Organization. ING Series Fund, Inc. is a company incorporated under the laws of Maryland on June 17, 1991 and registered under the Investment Company Act of 1940 as an open-end management investment company. There are twenty-one separate funds which comprise ING Series Fund, Inc. The one that is in this report is the Brokerage Cash Reserves Fund ("Fund").

ING Investments, LLC ("ING Investments") serves as the Investment Manager to the Fund. ING Investments has engaged ING Investment Management Co. (formerly, Aeltus Investment Management, Inc., "ING IM") to serve as the Sub-Adviser to the Fund. ING Funds Distributor, LLC (the "Distributor") is the principal underwriter of the Fund. The Distributor, ING Investments and ING IM are indirect wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution active in banking, insurance and asset management.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.  Security Valuation. The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Premium amortization and discount accretion are determined by the effective yield method. Dividend income is recorded on the ex-dividend date.

C.  Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Dividends are declared daily from net investment income and paid monthly, generally on the last business day of each month. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characters of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principals generally accepted in the United States of America for investment companies.

D.  Federal Income Taxes. It is the policy of the Fund to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E.  Use of Estimates. Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

F.  Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Fund will receive, as collateral, securities acceptable to it whose market value is equal to at least 100% of the amount being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, the Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2004 (Unaudited) (continued)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (continued)

G.  Securities Lending. The Fund has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Fund has the right to use collateral to offset losses incurred. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund. No securities were on loan at September 30, 2004.

H.  Illiquid and Restricted Securities. The Fund may not invest more than 10% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities may be deemed to be illiquid because they may not be readily marketable or may be considered liquid pursuant to procedures adopted by the Board. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

NOTE 3 - INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Fund has entered into an Investment Management Agreement with ING Investments (the "Investment Manager"). The Investment Management Agreement compensates the Investment Manager with a fee based on the Fund's average daily net assets at the following rates: 0.20% for the first $1 billion, 0.19% of the next $2 billion and 0.18% in excess of $3 billion. The Investment Manager has entered into a Sub-Advisory Agreement with ING IM. ING IM manages the Fund's assets in accordance with the Fund's investment objectives, policies, and limitations, subject to oversight by the Investment Manager.

Pursuant to an Administration Agreement, ING Funds Services, LLC ("IFS"), a wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from the Fund a fee at an annual rate of 0.08% of its average daily net assets.

NOTE 4 - DISTRIBUTION AND SERVICE FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), whereby the Distributor is reimbursed or compensated by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, the Fund pays the Distributor a combined Distribution and Service Fee of 0.65% of the average daily net assets of the Fund.

NOTE 5 - OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At September 30, 2004 the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 3 and 4):

Accrued Management Fees	Accrued Administrative Fees	Accrued Shareholder Services and Distribution Fees	Total
$63,010	$20,163	$163,814	$246,987

During the six months ended September 30, 2004, ING Investments voluntarily reimbursed the Fund $194,190 for investment transaction losses which occurred in prior years.

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2004 (Unaudited) (continued)

NOTE 5 - OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

The Fund has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors' fees payable. The deferred fees are invested in various funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 6 - EXPENSE LIMITATIONS

The Investment Manager is contractually obligated through March 31, 2005 to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to 0.95% of the Fund's average daily net assets. The Investment Manager may at a later date recoup from the Fund for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such recoupment, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Fund. Amounts payable by the Investment Manager are reflected on the accompanying Statement of Assets and Liabilities. Actual expense ratios are included in the Financial Highlights. As of September 30, 2004, the amounts of reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

September 30,
2005	2006	2007	Total
$141,106	$489,949	$284,721	$915,766

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 7 - LINE OF CREDIT

The Fund included in this report, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement ") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $150,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. The Fund will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. During the six months ended September 30, 2004, the Fund did not have any loans outstanding under the line of credit.

NOTE 8 - CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Six Months Ended September 30, 2004	Year Ended March 31, 2004
Brokerage Cash Reserves (Number of Shares)

Shares sold	105,813,692	247,911,247

Dividends reinvested	594,791	855,653

Shares redeemed	(110,085,409)	(313,737,943)

Net decrease in shares outstanding	(3,676,926)	(64,971,043)

Brokerage Cash Reserves ($)

Shares sold	$105,813,692	$247,911,247

Dividends reinvested	594,791	855,653

Shares redeemed	(110,085,409)	(313,737,943)

Net decrease	$(3,676,926)	$(64,971,043)

NOTE 9 - FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends to shareholders from ordinary income were $594,791 for the six months ended September 30, 2004, and $855,653 for the year ended March 31, 2004.

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2004 (Unaudited) (continued)

NOTE 9 - FEDERAL INCOME TAXES (continued)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2004 were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Expiration Date
$51,363	$(646,784)	2009

NOTE 10 - ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Fund's Board, the following securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 10% of the Fund's net assets, at market value, at time of purchase.

Security	Principal Amount	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Goldman Sachs Group, 1.280%, due 10/27/04	$4,000,000	01/28/04	$4,000,000	$4,000,000	1.3%

Money Market Trust LLY, 1.720%, due 06/03/05	2,900,000	12/03/02	2,900,000	2,900,000	1.0%

Money Market Trust Series A, 1.835%, due 10/07/05	7,400,000	04/15/03	7,400,000	7,400,000	2.4%

Newcastle CDO I Ltd., 1.870%, due 09/24/38	3,200,000	10/23/03	3,200,000	3,200,000	1.0%

			$17,500,000	$17,500,000	5.7%

NOTE 11 - SUBSEQUENT EVENT

Dividends. Subsequent to September 30, 2004 the Fund declared dividends from net investment income of:

Per Share Amount	Payable Date	Record Date
$0.0007	October 31, 2004	Daily

13

  PORTFOLIO OF INVESTMENTS
BROKERAGE CASH RESERVES(1)  as of September 30, 2004 (Unaudited)

Principal Amount			Value
CERTIFICATE OF DEPOSIT: 11.4%

$3,100,000		ABN Amro Bank NV, 1.736%, due 03/18/05	$3,099,715

2,850,000		ABN Amro Bank NV, 1.768%, due 10/29/04	2,849,886

950,000		Barclays Bank PLC, 1.600%, due 12/03/04	949,923

4,600,000	@@	Barclays Bank PLC, 1.913%, due 02/03/05	4,600,083

2,800,000		Dexia Bank, 1.508%, due 12/07/04	2,800,038

1,600,000		HSBC Bank, 1.555%, due 04/22/05	1,600,000

3,200,000		Royal Bank of Canada, 1.770%, due 03/30/05	3,199,752

3,200,000	@@	Royal Bank of Scotland Group PLC, 1.400%, due 10/21/04	3,199,982

3,100,000		UBS AG, 1.195%, due 12/06/04	3,100,028

3,300,000		Washington Mutual Bank, 1.300%, due 12/27/04	3,300,000

3,100,000		Washington Mutual Bank, 1.650%, due 11/12/04	3,099,927

3,100,000		Washington Mutual Bank, 1.670%, due 11/01/04	3,100,000

		Total Certificate of Deposit (Cost $34,899,334)	34,899,334

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.9%

2,900,000	#	Blue Heron Funding Ltd., 1.850%, due 05/18/05	2,900,000

3,100,000	#	Blue Heron Funding Ltd., 1.858%, due 03/18/05	3,100,000

3,100,000	#	Blue Heron Funding Ltd., 1.870%, due 02/23/05	3,100,000

3,200,000	#, I	Newcastle CDO I Ltd., 1.870%, due 09/24/38	3,200,000

3,300,000	#	Putnam Structured Product CDO, 1.780%, due 10/15/38	3,300,000

2,300,000	#	Whitehawk CDO Funding Ltd., 1.805%, due 03/15/05	2,300,000

		Total Collateralized Mortgage Obligations (Cost $17,900,000)	17,900,000

COMMERCIAL PAPER: 38.3%

2,700,000		Archer-Daniels-Midland Co., 1.420%, due 10/05/04	2,699,466

1,100,000		Barton Capital Corp., 1.520%, due 10/07/04	1,099,675

1,700,000		Barton Capital Corp., 1.680%, due 10/18/04	1,698,571

1,600,000		Blue Ridge Asset Funding, 1.680%, due 10/18/04	1,598,655

2,800,000		Bristol-Myers Squibb Co., 1.520%, due 10/07/04	2,799,174

4,200,000	#	Concord Minutemen Cap, 1.710%, due 10/19/04	4,196,220

3,000,000	#	Concord Minutemen Cap, 1.730%, due 10/10/05	3,000,000

3,100,000	#	Concord Minutemen Cap, 1.740%, due 10/12/05	3,100,000

4,200,000	#	Concord Minutemen Cap, 1.740%, due 10/14/05	4,200,000

Principal Amount			Value
$3,200,000		Crown Point Capital Co., 1.000%, due 10/06/04	$3,199,467

9,400,000		Crown Point Capital Co., 2.050%, due 03/08/05	9,315,724

1,400,000		Delaware Funding Corp., 1.680%, due 10/18/04	1,398,823

4,000,000	#, I	Goldman Sachs Group, 1.280%, due 10/27/04	4,000,000

3,100,000	#	Goldman Sachs Group, 1.810%, due 07/29/05	3,100,000

3,100,000		Greenwich Capital Holdings, 1.718%, due 01/14/05	3,100,000

3,100,000		Household Finance Corp., 1.260%, due 10/06/04	3,099,350

1,700,000		Jupiter Securitization, 1.340%, due 10/04/04	1,699,748

3,000,000		LaSalle Bank Note, 1.160%, due 12/17/04	3,000,000

3,100,000		LaSalle Bank Note, 1.210%, due 11/05/04	3,100,000

4,750,000		Monument Gardens Funding LLC, 1.760%, due 12/01/04	4,735,673

2,350,000		Monument Gardens Funding LLC, 1.880%, due 12/20/04	2,340,078

3,000,000		Morgan Stanley, 1.660%, due 10/15/04	2,997,923

3,350,000		Morgan Stanley, 1.880%, due 08/15/05	3,353,780

1,600,000		Old Line Funding Corp., 1.650%, due 10/14/04	1,598,972

2,700,000		Old Line Funding Corp., 1.710%, due 11/02/04	2,695,776

3,100,000		Preferred Receivable Funding Corp., .000%, due 10/01/04	3,100,000

9,300,000		Preferred Receivable Funding Corp., 1.260%, due 10/04/04	9,298,697

2,350,000		Preferred Receivable Funding Corp., 1.350%, due 10/05/04	2,349,559

3,000,000		SBC Communications, 1.680%, due 10/18/04	2,997,478

3,000,000	#	St. Germain Holdings, 1.510%, due 10/08/04	2,998,997

3,100,000	#	St. Germain Holdings, 1.510%, due 10/13/04	3,098,315

2,800,000	#	St. Germain Holdings, 1.880%, due 12/13/04	2,789,212

4,000,000		Thunder Bay Funding, Inc., 1.680%, due 11/08/04	3,992,738

900,000		Tulip Funding Corp., .000%, due 10/01/04	900,000

6,200,000	#	Verizon Global Funding, 1.990%, due 10/14/05	6,200,000

2,500,000		Windmill Funding Corp., 1.630%, due 10/12/04	2,498,640

		Total Commercial Paper (Cost $117,350,711)	117,350,711

See Accompanying Notes to Financial Statements

14

  PORTFOLIO OF INVESTMENTS
BROKERAGE CASH RESERVES(1)  as of September 30, 2004 (Unaudited) (continued)

Principal Amount			Value
CORPORATE BONDS/NOTES: 28.0%

$3,500,000		Associates Corp. NA, 2.050%, due 06/27/05	$3,503,422

1,400,000		Bank One NA, 1.894%, due 11/01/04	1,400,280

3,800,000		Bank One NA, 1.980%, due 07/26/05	3,805,598

3,400,000		Bear Stearns Cos., Inc., 1.716%, due 10/05/05	3,400,000

3,000,000		Bear Stearns Cos., Inc., 1.850%, due 10/28/09	3,000,000

3,200,000		Credit Suisse First Boston USA, Inc., 2.050%, due 01/14/05	3,204,032

2,350,000		Credit Suisse First Boston USA, Inc., 2.010%, due 02/08/05	2,352,427

1,000,000		Fleet National Bank, 1.840%, due 11/22/04	1,000,188

5,000,000		General Electric Capital Corp., 1.838%, due 10/07/05	5,000,000

4,900,000		General Electric Capital Corp., 2.005%, due 03/15/05	4,904,110

3,200,000	#	Goldman Sachs Group LP, 1.769%, due 11/15/05	3,200,000

2,900,000	@@, #	HBOS Treasury Services PLC, 1.640%, due 11/01/05	2,900,000

4,800,000	@@, #	HBOS Treasury Services PLC, 1.961%, due 10/24/05	4,800,000

1,700,000		JPMorgan Chase & Co., 2.190%, due 03/29/05	1,702,085

3,100,000		Merrill Lynch & Co., Inc., 1.550%, due 01/05/05	3,100,091

2,900,000	#, I	Money Market Trust LLY, 1.720%, due 06/03/05	2,900,000

7,400,000	#, I	Money Market Trust Series A, 1.835%, due 10/07/05	7,400,000

1,000,000		PNC Bank NA, 1.920%, due 05/18/05	1,001,524

2,000,000	#	The Bank of New York Co., Inc., 1.860%, due 10/27/05	2,000,000

2,700,000		Toyota Motor Credit Corp., 1.700%, due 02/07/05	2,700,428

2,700,000		Wachovia Corp., 2.230%, due 03/31/05	2,705,409

8,000,000		Wal-Mart Stores, Inc., 1.698%, due 02/22/05	8,000,703

3,100,000		Wells Fargo & Co., 1.619%, due 10/01/04	3,100,000

2,750,000		Wells Fargo & Co., 1.690%, due 11/02/05	2,750,080

3,800,000		Wells Fargo & Co., 2.000%, due 09/29/05	3,802,540

2,100,000		Westpac Banking Corp., 1.850%, due 10/11/05	2,100,000

		Total Corporate Bonds/Notes (Cost $85,732,917)	85,732,917

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.2%

	Federal Home Loan Bank: 6.9%

3,100,000		1.400%, due 02/25/05	3,100,000

3,100,000		1.425%, due 04/04/05	3,100,000

2,300,000		1.470%, due 02/28/05	2,300,000

3,100,000		1.500%, due 12/07/04	3,100,000

2,300,000		1.500%, due 03/01/05	2,300,000

2,000,000		1.510%, due 12/08/04	2,000,000

Principal Amount		Value
$3,100,000	1.600%, due 03/01/05	$3,100,000

2,000,000	1.600%, due 05/16/05	2,000,000

		21,000,000

	Federal Home Loan Mortgage Corporation: 1.0%

3,200,000	1.500%, due 02/14/05	3,200,000

		3,200,000

	Federal National Mortgage Association: 3.3%

3,500,000	1.400%, due 02/25/05	3,500,000

3,100,000	1.550%, due 05/04/05	3,100,000

1,500,000	1.610%, due 05/13/05	1,500,000

2,000,000	1.630%, due 01/03/05	2,000,000

		10,100,000

	Total U.S. Government Agency Obligations (Cost $34,300,000)	34,300,000

REPURCHASE AGREEMENT: 6.2%

19,095,000	Goldman Sachs Repurchase Agreement dated 09/30/04, 1.860%, due 10/01/04, $19,095,987 to be received upon repurchase (Collateralized by $19,340,000 Federal National Mortgage Association, 2.250%, Market value plus accrued interest $19,477,121, due 11/10/05)		19,095,000

	Total Repurchase Agreement (Cost $19,095,000)		19,095,000

	Total Investments In Securities (Cost $309,277,962)*	101.0%	$309,277,962

	Other Assets and Liabilities-Net	(1.0)	(2,964,135)

	Net Assets	100.0%	$306,313,827

(1)  All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

@@  Foreign Issuer

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors. At September 30, 2004, these securities totaled $77,782,744, or 25.4% of net assets.

I  Illiquid security

*  Cost for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

15

  PORTFOLIO OF INVESTMENTS
BROKERAGE CASH RESERVES  as of September 30, 2004 (Unaudited) (continued)

Industry	Percentage of Net Assets
Commercial Banks - Central U.S.	5.6%

Commercial Banks - Eastern U.S.	4.2

Commercial Banks - Non U.S.	4.4

Diversified Financial Services	4.3

Federal Home Loan Bank	6.8

Federal Home Loan Mortgage Corporation	1.0

Federal National Mortgage Association	3.3

Fiduciary Banks	0.6

Finance - Auto Loans	0.9

Finance - Investment Banker/Broker	9.0

Finance - Other Services	0.5

Food - Flour and Grain	0.9

Investment Companies	1.8

Medical - Drugs	0.9

Money Center Banks	3.5

Retail	2.6

S&L/Thrifts - Western U.S.	3.1

Special Purpose Entity	36.4

Super-Regional Banks - U.S.	4.0

Telephone - Integrated	1.0

Repurchase Agreement	6.2

Other Assets and Liabilities, Net	(1.0)

Net Assets	100.0%

See Accompanying Notes to Financial Statements

16

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(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Manager

ING Investments, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 E. Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-992-0180

Transfer Agent

DST Systems, Inc.

P.O. Box 419368

Kansas City, Missouri 64141

Custodian

The Bank of New York

100 Colonial Center Parkway, Suite 300

Lake Mary, FL 32746

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, MA 02109

Independent Registered Public Accounting Firm

KPMG LLP

99 High Street

Boston, MA 02110

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

PRSAR-AFBCR

(0904-112904)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.                             SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board during the period covered by the N-CSR filing.  The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  Currently, there is no written charter for the Nominating Committee and neither the Committee nor the Board has adopted a formal policy regarding the consideration of nominees recommended by shareholders. It is anticipated that these matters will be considered by the Committee and the Board during the upcoming year and that a formal charter containing policies with respect to the consideration of nominees recommended by shareholders will be approved by the Board.

ITEM 10.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	December 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	December 7, 2004

By	/s/	Michael J. Roland
Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	December 7, 2004